Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	(0)
Total Offset Amount	(0)
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A